Deposits	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Deposits
19	Deposits

	2025					2024
	Payable on demand (1)
As at October 31 ($ millions)	Interest- bearing	Non-interest- bearing	Payable after notice (2)	Payable on a fixed date (3)	Total
Personal	$38,089	$10,892	$124,057	$128,680	$301,718	$298,821
Business and government	197,177	33,094	68,673	328,723	627,667	600,114
Financial institutions	10,754	967	4,068	21,105	36,894	44,914
Total	$246,020	$44,953	$196,798	$478,508	$966,279	$943,849
Recorded in:
Canada	$160,504	$23,892	$180,349	$327,855	$692,600	$686,817
United States	47,431	101	4,563	49,400	101,495	90,442
United Kingdom	–	–	367	33,679	34,046	27,091
Mexico	13,893	7,339	–	17,859	39,091	36,751
Peru	11,159	7	1,908	6,843	19,917	17,710
Chile	1,310	5,347	142	16,336	23,135	23,232
Colombia	3,140	552	548	6,168	10,408	8,102
Other International	8,583	7,715	8,921	20,368	45,587	53,704
Total (4)	$246,020	$44,953	$196,798	$478,508	$966,279	$943,849

(1)	Deposits payable on demand include deposits for which the Bank may not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include deposits for which the Bank may require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)
Deposits denominated in U.S. dollars amount to $297,065 (2024 – $295,316), deposits denominated in Chilean pesos amount to $20,053 (2024 – $19,271), deposits denominated in Mexican pesos amount to $35,941 (2024 – $34,416) and deposits denominated in other foreign currencies amount to $117,530 (2024 – $109,683).

The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at October 31, 2025	$54,287	$37,607	$57,519	$109,573	$15,165	$274,151
As at October 31, 2024	$64,521	$37,062	$59,273	$115,757	$18,820	$295,433

(1)	The majority of foreign term deposits are in excess of $100,000.